UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                                --------------

Check here if Amendment [    ]; Amendment Number:
                                                  ------------
     This Amendment (Check only one.):     [   ] is a restatement.
                                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Artis Capital Management, L.P.
               ------------------------------
Address:       One Market Plaza
               ----------------
               Steuart Street Tower, Suite 2700
               --------------------------------
               San Francisco, CA 94105
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Form 13F File Number:  028-10673
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Robert Riemer
               -------------
Title:         Chief Financial Officer and Chief Compliance Officer
               ----------------------------------------------------
Phone:         415-344-6213
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Signature, Place, and Date of Signing:

/s/ Robert Riemer      San Francisco, CA      May 15, 2012
-----------------      -----------------      -------------

The reported position in KIOR, Inc. includes shares managed by both Artis Capital Management, L.P. ("ACMLP") and by one of its affiliates. In previous periods, ACMLP did not include the shares managed by the Affiliate.

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number          Name
     28-
     --------------------          ------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            --------

Form 13F Information Table Entry Total:     95
                                            --------

Form 13F Information Table Value Total:     $1,013,531
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                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.             Form 13F File Number      Name

     ---------       --------------------      ----------------

                                                       ARTIS CAPITAL MANAGEMENT, LP
                                              FORM 13F INFORMATION TABLE AS OF MARCH 31, 2012
                                                                                                                 VOTING AUTHORITY
                                                                                                          -------------------------
                                                            VALUE X  SHARES/    SH/ PUT/  INVSTMT   OTHER
NAME OF ISSUER                  TITLE OF CLASS   CUSIP      ($1000)  PRN AMT    PRN CALL  DISCRETN  MGRS   SOLE       SHARED  NONE
--------------                  --------------   ---------  -------  ---------  --- ----  --------  -----  ---------  ------  ------
Accuride Corp                   COM NEW          00439T206      146      16,848 Sh        sole                 16,848     0       0
Acme Packet Inc                 COM              004764106   21,108     767,007 Sh        sole                767,007     0       0
Alcatel-Lucent                  SPONSORED ADR    013904305    5,501   2,423,435 Sh        sole              2,423,435     0       0
Alpha & Omega Semiconductor     SHS              G6331P104    5,573     579,271 Sh        sole                579,271     0       0
Altera Corp                     COM              021441100    5,812     145,969 Sh        sole                145,969     0       0
American Apparel Inc            COM              023850100    1,428   1,783,352 Sh        sole              1,783,352     0       0
Amyris Inc                      COM              03236M101   24,478   4,725,489 Sh        sole              4,725,489     0       0
Ancestry.com Inc                COM              032803108    1,273      55,973 Sh        sole                 55,973     0       0
API Technologies Corp           COM NEW          00187E203       40      11,475 Sh        sole                 11,475     0       0
Apple Inc                       COM              037833100   55,750      92,986 Sh        sole                 92,986     0       0
Applied Micro Circuits Corp     COM NEW          03822W406    3,981     573,600 Sh        sole                573,600     0       0
Autobytel Inc                   COM              05275N106      401     413,747 Sh        sole                413,747     0       0
Aviat Networks Inc              COM              05366Y102      178      63,000 Sh        sole                 63,000     0       0
Axcelis Technologies Inc        COM              054540109    2,070   1,203,270 Sh        sole              1,203,270     0       0
Baidu Inc                       SPON ADR REP A   056752108    3,432      23,545 Sh        sole                 23,545     0       0
Bona Film Group Ltd             Sponsored ADS    09777B107    1,147     220,152 Sh        sole                220,152     0       0
Cenveo Inc                      COM              15670S105       98      29,117 Sh        sole                 29,117     0       0
Charles & Colvard Ltd           COM              159765106   11,303   2,446,567 Sh        sole              2,446,567     0       0
China Xiniya Fashion Ltd        SPONSORED ADR    16950W105      968     537,913 Sh        sole                537,913     0       0
Cisco Systems Inc               COM              17275R102    8,786     415,425 Sh        sole                415,425     0       0
Clear Channel Outdoor Holdings  CL A             18451C109    2,916     365,475 Sh        sole                365,475     0       0
Cogo Group Inc                  ORD SHS          G22538105    1,096     398,600 Sh        sole                398,600     0       0
Comverge Inc                    COM              205859101    1,133     616,012 Sh        sole                616,012     0       0
Comverse Technology Inc         COM PAR $0.10    205862402   83,270  12,120,786 Sh        sole             12,120,786     0       0
dELiA*s Inc                     COM              246911101      337     240,501 Sh        sole                240,501     0       0
eBay Inc                        COM              278642103   40,602   1,100,314 Sh        sole              1,100,314     0       0
EMC Corp Mass                   COM              268648102    9,114     305,010 Sh        sole                305,010     0       0
Emulex Corp                     COM NEW          292475209   24,772   2,386,526 Sh        sole              2,386,526     0       0
Entertainment Gaming Asia Inc   COM              29383V107      644   1,431,669 Sh        sole              1,431,669     0       0
Escalade Inc                    COM              296056104      340      57,505 Sh        sole                 57,505     0       0
Extreme Networks                COM              30226D106    2,381     621,790 Sh        sole                621,790     0       0
Federal Signal Corp             COM              313855108    2,549     458,365 Sh        sole                458,365     0       0
FelCor Lodging Trust Inc        COM              31430F101       92      25,685 Sh        sole                 25,685     0       0
Furniture Brands International  COM              360921100      119      70,971 Sh        sole                 70,971     0       0
Fusion-io Inc                   COM              36112J107    6,003     211,286 Sh        sole                211,286     0       0
General Moly Inc                COM              370373102    1,032     308,085 Sh        sole                308,085     0       0
Globalscape Inc                 COM              37940G109      501     250,480 Sh        sole                250,480     0       0
Graymark Healthcare Inc         COM PAR $.0001   389465303      167     334,055 Sh        sole                334,055     0       0
Heelys Inc                      COM              42279M107      664     301,770 Sh        sole                301,770     0       0
Himax Technologies Inc          SPONSORED ADR    43289P106       71      34,658 Sh        sole                 34,658     0       0
ID Systems Inc                  COM              449489103    5,233     875,082 Sh        sole                875,082     0       0
Ikanos Communications Inc       COM              45173E105      238     325,800 Sh        sole                325,800     0       0
Imax Corp                       COM              45245E109    4,675     191,265 Sh        sole                191,265     0       0
Innovative Solutions & Support  COM              45769N105       58      13,200 Sh        sole                 13,200     0       0
JDS Uniphase Corp               COM PAR $0.001   46612J507    2,245     154,905 Sh        sole                154,905     0       0
Jive Software Inc               COM              47760A108      283      10,423 Sh        sole                 10,423     0       0
Juniper Networks Inc            COM              48203R104    3,987     174,275 Sh        sole                174,275     0       0
KiOR Inc                        CL A             497217109  234,354  17,528,384 Sh        sole             17,528,384     0       0
Kopin Corp                      COM              500600101       60      14,800 Sh        sole                 14,800     0       0
K-Swiss Inc                     CL A             482686102      547     133,427 Sh        sole                133,427     0       0
Lacrosse Footwear Inc           COM              505688101    1,383     106,390 Sh        sole                106,390     0       0
Lattice Semiconductor Corp      COM              518415104    3,304     513,888 Sh        sole                513,888     0       0
LinkedIn Corp                   COM CL A         53578A108   37,059     363,358 Sh        sole                363,358     0       0
Lions Gate Entertainment Corp   COM NEW          535919203    1,033      74,200 Sh        sole                 74,200     0       0
LUCENT TECHNOLOGIES INC         DBCV 2.750% 6/1  549463AH0    1,479   1,500,000 Sh        sole              1,500,000     0       0
MBT Financial Corp              COM              578877102      291     125,416 Sh        sole                125,416     0       0
MGIC Investment Corp            COM              552848103    1,221     246,269 Sh        sole                246,269     0       0
Micrel Inc                      COM              594793101      194      18,868 Sh        sole                 18,868     0       0
Mindspeed Technologies Inc      COM NEW          602682205    1,253     196,668 Sh        sole                196,668     0       0
MoSys Inc                       COM              619718109   14,654   3,691,117 Sh        sole              3,691,117     0       0
NeoPhotonics Corp               COM              64051T100    2,221     469,500 Sh        sole                469,500     0       0
NetSol Technologies Inc         COM NEW          64115A204       30      82,400 Sh        sole                 82,400     0       0
News Corp                       CL A             65248E104    2,698     136,900 Sh        sole                136,900     0       0
News Corp                       CL B             65248E203    1,191      59,620 Sh        sole                 59,620     0       0
Official Payments Holdings Inc  COM              67623R106      896     176,659 Sh        sole                176,659     0       0
OmniVision Technologies Inc     COM              682128103   10,890     544,515 Sh        sole                544,515     0       0
Overseas Shipholding Group Inc  COM              690368105    1,056      83,637 Sh        sole                 83,637     0       0
Pericom Semiconductor Corp      COM              713831105      136      16,850 Sh        sole                 16,850     0       0
Pixelworks Inc                  COM NEW          72581M305      330     144,763 Sh        sole                144,763     0       0
Plug Power Inc                  COM NEW          72919P202       54      41,399 Sh        sole                 41,399     0       0
PLX Technology Inc              COM              693417107   15,700   3,905,407 Sh        sole              3,905,407     0       0
Power REIT                      COM              73933H101      111      11,598 Sh        sole                 11,598     0       0
Powerwave Technologies Inc      COM NEW          739363307   13,217   6,447,355 Sh        sole              6,447,355     0       0
Quantum Corp                    COM DSSG         747906204    2,433     928,657 Sh        sole                928,657     0       0
Research Frontiers Inc          COM              760911107       75      21,204 Sh        sole                 21,204     0       0
Rovi Corp                       COM              779376102   14,460     444,233 Sh        sole                444,233     0       0
Rubicon Technology Inc          COM              78112T107    1,560     149,604 Sh        sole                149,604     0       0
Sigma Designs Inc               COM              826565103    4,031     778,186 Sh        sole                778,186     0       0
Silicon Motion Technology Corp  SPONSORED ADR    82706C108      738      38,080 Sh        sole                 38,080     0       0
Sonus Networks Inc              COM              835916107   58,905  20,312,100 Sh        sole             20,312,100     0       0
Soundbite Communications Inc    COM              836091108      141      47,025 Sh        sole                 47,025     0       0
Spartech Corp                   COM NEW          847220209      280      57,285 Sh        sole                 57,285     0       0
STEC Inc                        COM              784774101   29,644   3,140,262 Sh        sole              3,140,262     0       0
Stereotaxis Inc                 COM              85916J102       52      80,000 Sh        sole                 80,000     0       0
Tandy Brands Accessories Inc    COM              875378101      314     180,494 Sh        sole                180,494     0       0
Texas Instruments Inc           COM              882508104   40,770   1,213,045 Sh        sole              1,213,045     0       0
TIBCO Software Inc              COM              88632Q103   21,072     690,875 Sh        sole                690,875     0       0
Time Warner Inc                 COM NEW          887317303   62,682   1,660,444 Sh        sole              1,660,444     0       0
TiVo Inc                        COM              888706108   53,479   4,460,273 Sh        sole              4,460,273     0       0
TriQuint Semiconductor Inc      COM              89674K103   10,404   1,508,889 Sh        sole              1,508,889     0       0
Ultralife Corp                  COM              903899102    4,697     906,823 Sh        sole                906,823     0       0
UTStarcom Holdings Corp         USD ORD SHS      G9310A106   11,450   7,896,237 Sh        sole              7,896,237     0       0
Vitesse Semiconductor Corp      COM NEW          928497304      549     147,473 Sh        sole                147,473     0       0
WebMediaBrands Inc              COM              94770W100      206     197,800 Sh        sole                197,800     0       0
Zhone Technologies Inc          COM NEW          98950P884    2,232   1,924,095 Sh        sole              1,924,095     0       0